Cost of Sales, Gross Profit (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Gross profit	€ 10,310	€ 4,478	€ 2,902
Gross margin, percentage	97.00%	48.00%
Cost of sales	€ (1,715)	€ (1,652)	€ (1,236)
Cost of sales, percentage	14.00%	28.00%	30.00%
Licence Partner [Member]
Statement Line Items [Line Items]
Gross margin, percentage	100.00%
Bottom of Range [Member]
Statement Line Items [Line Items]
Gross profit	€ 4,500
Gross margin, percentage	86.00%		70.00%
Top of Range [Member]
Statement Line Items [Line Items]
Gross profit	€ 10,300
Gross margin, percentage	73.00%		73.00%